PGIM Jennison Focused Growth ETF
Schedule of Investments  (unaudited)
as of May 31, 2026
Description	Shares	Value
Long-Term Investments 99.3%
Common Stocks
Aerospace & Defense 5.2%
Boeing Co. (The)*	11,795	$2,726,414
General Electric Co.	16,736	5,418,448
		8,144,862
Automobiles 3.1%
Tesla, Inc.*	11,108	4,840,755
Biotechnology 0.9%
Vertex Pharmaceuticals, Inc.*	2,987	1,336,802
Broadline Retail 8.3%
Amazon.com, Inc.*	47,731	12,917,918
Consumer Staples Distribution & Retail 2.8%
Costco Wholesale Corp.	2,381	2,276,998
Walmart, Inc.	17,938	2,076,323
		4,353,321
Electric Utilities 1.4%
Constellation Energy Corp.	7,814	2,248,479
Electronic Equipment, Instruments & Components 2.0%
Amphenol Corp. (Class A Stock)	21,263	3,163,084
Entertainment 4.8%
Netflix, Inc.*	34,158	2,938,271
Spotify Technology SA*	4,332	2,155,950
Walt Disney Co. (The)	23,416	2,384,451
		7,478,672
Financial Services 3.2%
Mastercard, Inc. (Class A Stock)	9,996	4,937,824
Health Care Equipment & Supplies 1.3%
Intuitive Surgical, Inc.*	4,927	2,092,201
Interactive Media & Services 12.8%
Alphabet, Inc. (Class A Stock)	36,096	13,728,753
Meta Platforms, Inc. (Class A Stock)	9,661	6,110,679
		19,839,432
IT Services 3.2%
Cloudflare, Inc. (Class A Stock)*	5,988	1,448,018
Shopify, Inc. (Canada) (Class A Stock)*	12,103	1,436,747
Snowflake, Inc.*	7,933	2,027,278
		4,912,043
Pharmaceuticals 4.2%
Eli Lilly & Co.	5,851	6,465,355
Semiconductors & Semiconductor Equipment 23.5%
Advanced Micro Devices, Inc.*	9,854	5,085,649
Broadcom, Inc.	17,974	8,030,244

PGIM Jennison Focused Growth ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Shares	Value
Common Stocks (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Credo Technology Group Holding Ltd.*	3,758	$887,001
KLA Corp.	964	1,852,529
NVIDIA Corp.	80,976	17,097,273
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	8,265	3,458,489
		36,411,185
Software 14.5%
AppLovin Corp. (Class A Stock)*	2,574	1,578,094
Cadence Design Systems, Inc.*	6,264	2,348,562
Crowdstrike Holdings, Inc. (Class A Stock)*	5,588	4,084,828
Datadog, Inc. (Class A Stock)*	8,946	2,212,793
Microsoft Corp.	18,501	8,329,890
Oracle Corp.	8,900	2,009,442
Palantir Technologies, Inc. (Class A Stock)*	12,754	1,996,511
		22,560,120
Technology Hardware, Storage & Peripherals 8.1%
Apple, Inc.	40,168	12,534,826

Total Long-Term Investments (cost $102,324,321)		154,236,879

Short-Term Investment 0.7%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 3.757%) (cost $1,052,753)(wb)	1,052,753	1,052,753

TOTAL INVESTMENTS 100.0% (cost $103,377,074)		155,289,632
Liabilities in excess of other assets (0.0)%		(50,166)

Net Assets 100.0%		$155,239,466

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ADR—American Depositary Receipt

*	Non-income producing security.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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